29. Financial income (expenses), net (Details Narrative) R$ in Millions	Oct. 29, 2020 BRL (R$)
Financial Income Expenses Net Details Narrative Abstract
Granting tax credit	R$ 1,609
Provisions for portions considered unrealizable	R$ 613